CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:
Sales revenue, services	$ 407,177	$ 334,061	$ 270,019
Cost of revenues:
Cost of services	(250,733)	(206,469)	(161,614)
Gross profit	156,444	127,592	108,405
Operating expenses:
Selling and marketing expenses	(10,271)	(9,086)	(7,447)
General and administrative expenses	(62,363)	(47,008)	(48,829)
Total operating expenses	(72,634)	(56,094)	(56,276)
Operating income	83,810	71,498	52,129
Other income, net	8,509	28,410	6,776
Interest expense	(790)	(436)	(1,068)
Interest income	6,056	1,583	1,125
Income from continuing operations before income taxes	97,585	101,055	58,962
Income tax expense	(16,606)	(10,244)	(5,530)
Income from continuing operations	80,979	90,811	53,432
Loss from discontinued operations before income taxes			(944)
Income tax benefit			386
Loss from discontinued operations			(558)
Net income	80,979	90,811	52,874
Income attributable to holders of ordinary shares
Basic	80,979	90,811	52,874
Diluted	80,979	90,811	52,874
Earnings per ordinary share from continuing operations
Basic	$ 0.14	$ 0.16	$ 0.10
Diluted	$ 0.13	$ 0.15	$ 0.09
Loss per ordinary share from discontinued operations
Basic			$ 0.00
Diluted			$ 0.00
Earnings per ordinary share
Basic	$ 0.14	$ 0.16	$ 0.10
Diluted	$ 0.13	$ 0.15	$ 0.09
Shares used in calculating basic earnings per share	567,076,049	556,338,146	543,891,797
Shares used in calculating diluted earnings per share	603,517,876	597,522,573	589,237,676
Laboratory services
Net revenues:
Sales revenue, services	332,001	294,856	249,909
Cost of revenues:
Cost of services	(197,570)	(175,116)	(145,153)
Gross profit	134,431	119,740	104,756
Manufacturing services
Net revenues:
Sales revenue, services	75,176	39,205	20,110
Cost of revenues:
Cost of services	(53,163)	(31,353)	(16,461)
Gross profit	$ 22,013	$ 7,852	$ 3,649